Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of debt instruments [abstract]
Summary of Maturities of Debt Securities in Issue
Debt securities in issue – maturities
	30June2019	31December2018
Fixed rate debt securities
Within 1 year	26,134	32,626
More than 1 year but less than 2 years	8,442	7,766
More than 2 years but less than 3 years	13,309	10,267
More than 3 years but less than 4 years	3,185	8,228
More than 4 years but less than 5 years	6,704	6,288
More than 5 years	28,518	20,321
Total fixed rate debt securities	86,292	85,496

Floating rate debt securities
Within 1 year	22,050	22,684
More than 1 year but less than 2 years	4,806	4,134
More than 2 years but less than 3 years	3,219	1,587
More than 3 years but less than 4 years	456	1,234
More than 4 years but less than 5 years	1,451	1,563
More than 5 years	655	3,053
Total floating rate debt securities	32,637	34,255

Total debt securities	118,929	119,751